UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 1.9%
156,900	McDonald’s Corp.	$5,552,691

Household Durables - 1.2%
131,500	Newell Rubbermaid Inc.	3,466,340

Media - 7.1%
101,400	EchoStar Communications Corp., Class A Shares*	3,554,070
20,105	Liberty Media Holding Corp. - Capital Group, Series A Shares*	1,640,769
100,525	Liberty Media Holding Corp. - Interactive Group, Series A Shares*	1,655,647
370,000	News Corp., Class B Shares	7,444,400
111,500	SES Global SA, FDR	1,508,518
285,700	Time Warner Inc.	4,714,050

	Total Media	20,517,454

Multiline Retail - 1.0%
58,400	Target Corp.	2,681,728

Specialty Retail - 1.8%
149,200	Home Depot Inc.	5,178,732

	TOTAL CONSUMER DISCRETIONARY	37,396,945

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 3.5%
196,800	Kroger Co.	4,512,624
127,200	Wal-Mart Stores Inc.	5,660,400

	Total Food & Staples Retailing	10,173,024

Household Products - 1.7%
79,700	Kimberly-Clark Corp.	4,865,685

Tobacco - 3.7%
131,200	Altria Group Inc.	10,492,064

	TOTAL CONSUMER STAPLES	25,530,773

ENERGY - 8.4%
Energy Equipment & Services - 2.0%
81,500	GlobalSantaFe Corp.	4,476,795
36,600	Halliburton Co.	1,220,976

	Total Energy Equipment & Services	5,697,771

Oil, Gas & Consumable Fuels - 6.4%
36,300	Marathon Oil Corp.	3,290,232
49,700	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	3,518,760
45,800	Suncor Energy Inc.	3,712,090
115,200	Total SA, Sponsored ADR	7,860,096

	Total Oil, Gas & Consumable Fuels	18,381,178

	TOTAL ENERGY	24,078,949

FINANCIALS - 30.5%
Capital Markets - 5.3%
84,700	Bank of New York Co. Inc.	2,846,767
30,800	Goldman Sachs Group Inc.	4,704,700
104,200	Merrill Lynch & Co. Inc.	7,587,844

	Total Capital Markets	15,139,311

Commercial Banks - 3.6%
58,700	Wachovia Corp.	3,148,081
101,900	Wells Fargo & Co.	7,371,446

	Total Commercial Banks	10,519,527

Consumer Finance - 4.3%
113,700	American Express Co.	5,919,222

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Consumer Finance - 4.3% (continued)
82,000	Capital One Financial Corp.	$6,342,700

	Total Consumer Finance	12,261,922

Diversified Financial Services - 4.6%
119,100	Bank of America Corp.	6,137,223
152,900	JPMorgan Chase & Co.	6,975,298

	Total Diversified Financial Services	13,112,521

Insurance - 9.4%
76,600	AFLAC Inc.	3,381,124
83,500	American International Group Inc.	5,065,945
93,600	Chubb Corp.	4,719,312
162,700	Loews Corp.	6,029,662
132,000	Marsh & McLennan Cos. Inc.	3,567,960
95,900	St. Paul Travelers Cos. Inc.	4,392,220

	Total Insurance	27,156,223

Thrifts & Mortgage Finance - 3.3%
70,200	Freddie Mac	4,061,772
74,340	Golden West Financial Corp.	5,475,884

	Total Thrifts & Mortgage Finance	9,537,656

	TOTAL FINANCIALS	87,727,160

HEALTH CARE - 10.7%
Health Care Providers & Services - 3.3%
94,100	UnitedHealth Group Inc.	4,500,803
68,200	WellPoint Inc.*	5,080,900

	Total Health Care Providers & Services	9,581,703

Pharmaceuticals - 7.4%
90,600	Abbott Laboratories	4,327,962
46,500	Johnson & Johnson	2,908,575
82,200	Novartis AG, Sponsored ADR	4,621,284
182,300	Pfizer Inc.	4,737,977
99,300	Sanofi-Aventis, ADR	4,705,827

	Total Pharmaceuticals	21,301,625

	TOTAL HEALTH CARE	30,883,328

INDUSTRIALS - 9.0%
Aerospace & Defense - 4.2%
53,400	Boeing Co.	4,134,228
67,500	Raytheon Co.	3,042,225
77,100	United Technologies Corp.	4,794,849

	Total Aerospace & Defense	11,971,302

Building Products - 0.9%
101,400	Masco Corp.	2,710,422

Commercial Services & Supplies - 1.2%
58,800	Avery Dennison Corp.	3,447,444

Industrial Conglomerates - 1.8%
57,000	Textron Inc.	5,124,870

Machinery - 0.9%
37,700	Parker Hannifin Corp.	2,723,448

	TOTAL INDUSTRIALS	25,977,486

INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 1.5%
223,100	Nokia Oyj, Sponsored ADR	4,428,535

Computers & Peripherals - 1.0%
36,100	International Business Machines Corp.	2,794,501

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 3.4% (continued)
Software - 0.9%
113,900	Microsoft Corp.	$2,737,017

	TOTAL INFORMATION TECHNOLOGY	9,960,053

MATERIALS - 2.6%
Chemicals - 2.6%
46,100	Air Products & Chemicals Inc.	2,947,173
112,500	E.I. du Pont de Nemours & Co.	4,461,750

	TOTAL MATERIALS	7,408,923

TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 3.7%
241,537	AT&T Inc.	7,243,695
73,450	Embarq Corp.	3,323,612

	Total Diversified Telecommunication Services	10,567,307

Wireless Telecommunication Services - 4.4%
91,300	ALLTEL Corp.	5,037,021
385,802	Sprint Nextel Corp.	7,638,880

	Total Wireless Telecommunication Services	12,675,901

	TOTAL TELECOMMUNICATION SERVICES	23,243,208

UTILITIES - 2.6%
Multi-Utilities - 2.6%
155,700	Sempra Energy	7,514,082

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $226,205,387)	279,720,907

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.5%
Repurchase Agreement - 2.5%
$7,326,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.260% due 8/1/06; Proceeds at maturity - $7,327,070; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $7,472,528) (Cost - $7,326,000)	7,326,000

	TOTAL INVESTMENTS - 99.7% (Cost - $233,531,387#)	287,046,907
	Other Assets in Excess of Liabilities - 0.3%	793,702

	TOTAL NET ASSETS - 100.0%	$287,840,609

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 14.8%
Internet & Catalog Retail - 6.3%
480,600	Amazon.com Inc.*	$12,923,334
292,900	IAC/InterActiveCorp.*	6,944,659

	Total Internet & Catalog Retail	19,867,993

Media - 5.5%
530,120	Time Warner Inc.	8,746,980
289,815	Walt Disney Co.	8,604,607

	Total Media	17,351,587

Specialty Retail - 3.0%
271,450	Home Depot Inc.	9,422,030

	TOTAL CONSUMER DISCRETIONARY	46,641,610

CONSUMER STAPLES - 11.8%
Beverages - 5.4%
193,090	Coca-Cola Co.	8,592,505
134,700	PepsiCo Inc.	8,537,286

	Total Beverages	17,129,791

Food Products - 2.6%
180,375	Wm. Wrigley Jr. Co.	8,271,997

Household Products - 3.8%
210,255	Procter & Gamble Co.	11,816,331

	TOTAL CONSUMER STAPLES	37,218,119

FINANCIALS - 13.6%
Capital Markets - 7.5%
187,130	Merrill Lynch & Co. Inc.	13,626,807
150,270	Morgan Stanley	9,992,955

	Total Capital Markets	23,619,762

Insurance - 6.1%
140,556	American International Group Inc.	8,527,532
116	Berkshire Hathaway Inc., Class A Shares*	10,625,600

	Total Insurance	19,153,132

	TOTAL FINANCIALS	42,772,894

HEALTH CARE - 22.8%
Biotechnology - 14.8%
260,480	Amgen Inc.*	18,165,875
231,550	Biogen Idec Inc.*	9,752,886
231,500	Genentech Inc.*	18,709,830

	Total Biotechnology	46,628,591

Health Care Equipment & Supplies - 1.9%
115,750	Medtronic Inc.	5,847,690

Pharmaceuticals - 6.1%
127,370	Johnson & Johnson	7,966,994
434,170	Pfizer Inc.	11,284,078

	Total Pharmaceuticals	19,251,072

	TOTAL HEALTH CARE	71,727,353

INDUSTRIALS - 2.4%
Industrial Conglomerates - 2.4%
233,520	General Electric Co.	7,633,769

INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 10.7%
409,908	Cisco Systems Inc.*	7,316,858

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Communications Equipment - 10.7% (continued)
420,100	Juniper Networks Inc.*	$5,650,345
578,880	Motorola Inc.	13,175,309
210,900	QUALCOMM Inc.	7,436,334

	Total Communications Equipment	33,578,846

Computers & Peripherals - 0.9%
130,900	Dell Inc.*	2,837,912

Internet Software & Services - 8.5%
248,900	Akamai Technologies Inc.*	9,863,907
317,000	eBay Inc.*	7,630,190
341,800	Yahoo! Inc.*	9,276,452

	Total Internet Software & Services	26,770,549

Semiconductors & Semiconductor Equipment - 6.5%
459,600	Intel Corp.	8,272,800
405,380	Texas Instruments Inc.	12,072,216

	Total Semiconductors & Semiconductor Equipment	20,345,016

Software - 7.9%
203,700	Electronic Arts Inc.*	9,596,307
352,300	Microsoft Corp.	8,465,769
292,500	Red Hat Inc.*	6,926,400

	Total Software	24,988,476

	TOTAL INFORMATION TECHNOLOGY	108,520,799

	TOTAL INVESTMENTS - 99.9% (Cost - $248,693,927#)	314,514,544
	Other Assets in Excess of Liabilities - 0.1%	432,492

	TOTAL NET ASSETS - 100.0%	$314,947,036

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.4%
7,800	BorgWarner Inc.	$468,000

Diversified Consumer Services - 2.0%
227,300	ServiceMaster Co.	2,338,917

Hotels, Restaurants & Leisure - 1.7%
59,400	CBRL Group Inc.	1,940,598

Household Durables - 4.8%
24,570	Black & Decker Corp.	1,732,431
26,390	Mohawk Industries Inc.*	1,821,438
77,900	Toll Brothers Inc.*	1,991,903

	Total Household Durables	5,545,772

Multiline Retail - 1.7%
146,400	Dollar General Corp.	1,964,688

Specialty Retail - 4.5%
72,150	Bed Bath & Beyond Inc.*	2,415,582
56,200	Sherwin-Williams Co.	2,843,720

	Total Specialty Retail	5,259,302

	TOTAL CONSUMER DISCRETIONARY	17,517,277

CONSUMER STAPLES - 1.9%
Beverages - 1.9%
31,500	Molson Coors Brewing Co., Class B Shares	2,250,675

ENERGY - 9.9%
Energy Equipment & Services - 4.7%
36,690	Nabors Industries Ltd.*	1,295,891
40,640	Smith International Inc.	1,811,325
49,650	Weatherford International Ltd.*	2,325,606

	Total Energy Equipment & Services	5,432,822

Oil, Gas & Consumable Fuels - 5.2%
28,990	Murphy Oil Corp.	1,491,825
39,210	Newfield Exploration Co.*	1,818,560
22,160	Nexen Inc.	1,301,235
31,500	Pioneer Natural Resources Co.	1,428,525

	Total Oil, Gas & Consumable Fuels	6,040,145

	TOTAL ENERGY	11,472,967

FINANCIALS - 19.2%
Capital Markets - 1.6%
13,385	Bear Stearns Cos. Inc.	1,898,930

Commercial Banks - 1.1%
21,220	Comerica Inc.	1,242,431

Consumer Finance - 0.9%
32,350	Nelnet Inc., Class A Shares*	992,175

Insurance - 7.8%
8,820	Ambac Financial Group Inc.	733,030
41,500	Cincinnati Financial Corp.	1,957,140
16,500	Fidelity National Financial Inc.	632,775
34,590	National Financial Partners Corp.	1,557,934
99,250	Old Republic International Corp.	2,111,047
32,790	PartnerRe Ltd.	2,037,243

	Total Insurance	9,029,169

Real Estate Investment Trusts (REITs) - 1.5%
161,005	Spirit Finance Corp.	1,787,155

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 19.2% (continued)
Thrifts & Mortgage Finance - 6.3%
181,585	Hudson City Bancorp Inc.	$2,355,157
22,800	MGIC Investment Corp.	1,297,548
109,200	New York Community Bancorp Inc.	1,783,236
44,900	PMI Group Inc.	1,906,454

	Total Thrifts & Mortgage Finance	7,342,395

	TOTAL FINANCIALS	22,292,255

HEALTH CARE - 10.6%
Biotechnology - 2.6%
47,000	ImClone Systems Inc.*	1,527,500
59,700	MedImmune Inc.*	1,515,186

	Total Biotechnology	3,042,686

Health Care Equipment & Supplies - 2.0%
31,855	Fisher Scientific International Inc.*	2,360,774

Health Care Providers & Services - 4.5%
39,250	Coventry Health Care Inc.*	2,068,475
28,600	Omnicare Inc.	1,294,436
43,200	Pediatrix Medical Group Inc.*	1,831,680

	Total Health Care Providers & Services	5,194,591

Pharmaceuticals - 1.5%
10,300	Endo Pharmaceuticals Holdings Inc.*	329,394
93,800	MGI Pharma Inc.*	1,370,418

	Total Pharmaceuticals	1,699,812

	TOTAL HEALTH CARE	12,297,863

INDUSTRIALS - 15.3%
Aerospace & Defense - 5.6%
24,085	Alliant Techsystems Inc.*	1,930,172
44,800	Armor Holdings Inc.*	2,314,368
31,200	L-3 Communications Holdings Inc.	2,297,880

	Total Aerospace & Defense	6,542,420

Commercial Services & Supplies - 1.7%
68,240	R.R. Donnelley & Sons Co.	1,991,926

Electrical Equipment - 1.4%
34,950	Roper Industries Inc.	1,579,740

Machinery - 6.6%
101,200	AGCO Corp.*	2,323,552
33,100	Eaton Corp.	2,121,710
62,900	JLG Industries Inc.	1,138,490
28,700	Parker Hannifin Corp.	2,073,288

	Total Machinery	7,657,040

	TOTAL INDUSTRIALS	17,771,126

INFORMATION TECHNOLOGY - 18.8%
Computers & Peripherals - 6.8%
48,700	Avid Technology Inc.*	1,716,188
58,500	Intergraph Corp.*	2,078,505
34,700	Lexmark International Inc., Class A Shares*	1,875,535
124,800	Western Digital Corp.*	2,188,992

	Total Computers & Peripherals	7,859,220

Electronic Equipment & Instruments - 2.1%
62,300	Benchmark Electronics Inc.*	1,515,759
16,730	CDW Corp.	988,408

	Total Electronic Equipment & Instruments	2,504,167

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 18.8% (continued)
Internet Software & Services - 2.1%
67,200	j2 Global Communications Inc.*	$1,881,600
16,800	WebEx Communications Inc.*	575,904

	Total Internet Software & Services	2,457,504

IT Services - 1.3%
72,800	Sabre Holdings Corp., Class A Shares	1,506,960

Semiconductors & Semiconductor Equipment - 3.3%
64,000	Freescale Semiconductor Inc., Class B Shares*	1,825,280
48,700	Lam Research Corp.*	2,025,433

	Total Semiconductors & Semiconductor Equipment	3,850,713

Software - 3.2%
108,200	Check Point Software Technologies Ltd.*	1,817,760
83,800	Internet Security Systems Inc.*	1,884,662

	Total Software	3,702,422

	TOTAL INFORMATION TECHNOLOGY	21,880,986

MATERIALS - 0.6%
Metals & Mining - 0.6%
26,800	Compass Minerals International Inc.	715,828

UTILITIES - 5.5%
Electric Utilities - 2.7%
67,200	Pepco Holdings Inc.	1,646,400
27,700	WPS Resources Corp.	1,428,489

	Total Electric Utilities	3,074,889

Multi-Utilities - 2.8%
36,700	SCANA Corp.	1,467,633
37,700	Sempra Energy	1,819,402

	Total Multi-Utilities	3,287,035

	TOTAL UTILITIES	6,361,924

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $106,985,465)	112,560,901

FACE AMOUNT
SHORT-TERM INVESTMENT -2.6%
Repurchase Agreement -2.6%
$3,020,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $3,020,441; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $3,080,403) (Cost - $3,020,000)	3,020,000

	TOTAL INVESTMENTS - 99.5% (Cost - $110,005,465#)	115,580,901
	Other Assets in Excess of Liabilities - 0.5%	573,448

	TOTAL NET ASSETS - 100.0%	$116,154,349

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 15.9%
Media - 15.7%
1,273,275	Cablevision Systems Corp., New York Group, Class A Shares	$28,330,369
166,349	CBS Corp., Class B Shares	4,562,953
132,842	Comcast Corp., Class A Shares*	4,567,108
1,348,160	Comcast Corp., Special Class A Shares*	46,214,925
201,340	Discovery Holding Co., Class A Shares*	2,681,849
81,888	Liberty Global Inc., Series A Shares*	1,789,253
83,046	Liberty Global Inc., Series C Shares*	1,758,914
100,670	Liberty Media Holding Corp. - Capital Group, Series A Shares*	8,215,679
503,350	Liberty Media Holding Corp. - Interactive Group, Series A Shares*	8,290,174
2,484,705	Sirius Satellite Radio Inc.*	10,435,761
2,029,367	Time Warner Inc.	33,484,555
166,349	Viacom Inc., Class B Shares*	5,797,263
675,000	Walt Disney Co.	20,040,750
34,600	World Wrestling Entertainment Inc.	564,672

	Total Media	176,734,225

Specialty Retail - 0.2%
215,000	Charming Shoppes Inc.*	2,216,650
12,600	J Crew Group Inc.*	335,916

	Total Specialty Retail	2,552,566

	TOTAL CONSUMER DISCRETIONARY	179,286,791

ENERGY - 16.1%
Energy Equipment & Services - 9.6%
165,800	Core Laboratories NV*	12,103,400
580,650	Grant Prideco Inc.*	26,425,381
1,490,900	Weather ford International Ltd.*	69,833,756

	Total Energy Equipment & Services	108,362,537

Oil, Gas & Consumable Fuels - 6.5%
1,591,600	Anadarko Petroleum Corp.	72,799,784
6,325	Bill Barrett Corp.*	195,569

	Total Oil, Gas & Consumable Fuels	72,995,353

	TOTAL ENERGY	181,357,890

EXCHANGE TRADED FUND - 1.7%
532,000	Nasdaq-100 Index Tracking Stock	19,737,200

FINANCIALS - 11.6%
Capital Markets - 10.6%
154,400	Cohen & Steers Inc.	3,920,216
1,225,684	Lehman Brothers Holdings Inc.	79,608,176
500,400	Merrill Lynch & Co. Inc.	36,439,128

	Total Capital Markets	119,967,520

Diversified Financial Services - 0.3%
83,725	CIT Group Inc.	3,843,815

Insurance - 0.0%
2,415	National Financial Partners Corp.	108,771

Thrifts & Mortgage Finance - 0.7%
49,500	Astoria Financial Corp.	1,472,625
361,566	New York Community Bancorp Inc.	5,904,373

	Total Thrifts & Mortgage Finance	7,376,998

	TOTAL FINANCIALS	131,297,104

HEALTH CARE - 32.3%
Biotechnology - 17.4%
162,500	Alkermes Inc.*	2,788,500
770,105	Amgen Inc.*	53,707,123

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Biotechnology - 17.4% (continued)
933,806	Biogen Idec Inc.*	$39,331,909
101,900	Genentech Inc.*	8,235,558
825,168	Genzyme Corp.*	56,342,471
541,275	ImClone Systems Inc.*	17,591,437
224,750	Isis Pharmaceuticals Inc.*	1,350,748
36,716	Micromet Inc.*	126,670
766,905	Millennium Pharmaceuticals Inc.*	7,531,007
173,000	Nanogen Inc.*	339,080
265,400	Vertex Pharmaceuticals Inc.*	8,896,208
29,445	ViaCell Inc.*	118,369

	Total Biotechnology	196,359,080

Health Care Equipment & Supplies - 0.3%
92,100	Biosite Inc.*	3,590,058

Health Care Providers & Services - 7.1%
1,672,000	UnitedHealth Group Inc.	79,971,760

Pharmaceuticals - 7.5%
96,900	BioMimetic Therapeutics Inc.*	724,812
1,048,800	Forest Laboratories Inc.*	48,569,928
243,448	Johnson & Johnson	15,227,673
635,666	King Pharmaceuticals Inc.*	10,819,035
75,289	Pfizer Inc.	1,956,761
78,576	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,599,294
323,000	Valeant Pharmaceuticals International	5,581,440

	Total Pharmaceuticals	85,478,943

	TOTAL HEALTH CARE	365,399,841

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.5%
378,800	L-3 Communications Holdings Inc.	27,898,620

Industrial Conglomerates - 3.9%
1,683,412	Tyco International Ltd.	43,920,219

Machinery - 0.7%
308,000	Pall Corp.	8,032,640

	TOTAL INDUSTRIALS	79,851,479

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 2.7%
186,100	C-COR Inc.*	1,230,121
890,500	Motorola Inc.	20,267,780
448,325	Nokia Oyj, Sponsored ADR	8,899,251

	Total Communications Equipment	30,397,152

Computers & Peripherals - 2.7%
242,000	Quantum Corp.*	520,300
485,000	SanDisk Corp.*	22,630,100
324,148	Seagate Technology*	7,520,234

	Total Computers & Peripherals	30,670,634

Electronic Equipment & Instruments - 0.1%
12,400	Excel Technology Inc.*	363,692

Semiconductors & Semiconductor Equipment - 5.9%
545,000	Broadcom Corp., Class A Shares*	13,074,550
125,000	Cabot Microelectronics Corp.*	3,722,500
229,000	Cirrus Logic Inc.*	1,596,130
133,000	Cree Inc.*	2,624,090
133,000	DSP Group Inc.*	3,186,680
98,324	Freescale Semiconductor Inc., Class B Shares*	2,804,200
358,334	Intel Corp.	6,450,012
1,617,300	Micron Technology Inc.*	25,213,707
543,000	RF Micro Devices Inc.*	3,344,880

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 5.9% (continued)
10,300	Standard Microsystems Corp.*	$273,774
343,091	Teradyne Inc.*	4,508,216

	Total Semiconductors & Semiconductor Equipment	66,798,739

Software - 1.4%
106,000	Advent Software Inc.*	3,309,320
230,000	Autodesk Inc.*	7,845,300
72,264	Microsoft Corp.	1,736,504
105,000	RSA Security Inc.*	2,895,900

	Total Software	15,787,024

	TOTAL INFORMATION TECHNOLOGY	144,017,241

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
63,912	AT&T Inc.	1,916,721

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $921,542,785)	1,102,864,267

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.5%
Repurchase Agreement - 2.5%
$28,513,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $28,517,166; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $29,083,292) (Cost - $28,513,000)	28,513,000

	TOTAL INVESTMENTS - 100.2% (Cost - $950,055,785#)	1,131,377,267
	Liabilities in Excess of Other Assets - (0.2)%	(1,720,382)

	TOTAL NET ASSETS - 100.0%	$1,129,656,885

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.7%
Australia - 1.5%
53,000	Macquarie Bank Ltd.	$2,511,970

Denmark - 1.3%
35,930	Novo Nordisk A/S, Class B Shares	2,212,552

Finland - 2.7%
225,000	Nokia Oyj	4,459,887

France - 7.7%
225,000	Altran Technologies SA*	2,667,891
1,300	Arkema*	50,342
40	Arkema, Sponsored ADR*	1,549
32,625	Essilor International SA	3,260,484
25,000	Groupe Danone	3,302,556
52,000	Total SA	3,534,214
1,600	Total SA, Sponsored ADR	109,168

	Total France	12,926,204

Germany - 5.9%
25,300	BASF AG	2,034,698
450	BASF AG, Sponsored ADR	36,220
50,000	IKB Deutsche Industriebank AG	1,881,340
12,500	SAP AG	2,285,784
1,300	SAP AG, Sponsored ADR	59,319
76,400	Stada Arzneimittel AG	3,477,319

	Total Germany	9,774,680

Greece - 1.3%
30,000	EFG Eurobank Ergasias	846,220
56,250	Piraeus Bank SA	1,407,176

	Total Greece	2,253,396

Hong Kong - 0.7%
120,000	Hutchison Whampoa Ltd.	1,094,110

Ireland - 8.1%
106,900	Bank of Ireland	1,882,897
77,512	CRH PLC	2,493,098
584,000	Grafton Group PLC*	7,431,524
118,740	Irish Continental Group PLC	1,632,235
35,391	United Drug PLC	154,938

	Total Ireland	13,594,692

Italy - 1.6%
114,000	Saipem SpA	2,624,891

Japan - 24.4%
51,000	Aisin Seiki Co., Ltd.	1,483,750
64,500	Canon Inc.	3,104,971
48,000	Daikin Industries Ltd.	1,551,634
43,000	Fanuc Ltd.	3,591,473
89,000	Honda Motor Co., Ltd.	2,939,193
2,000	Honda Motor Co., Ltd., Sponsored ADR	65,900
65,200	Hoya Corp.	2,284,221
380	Mitsubishi UFJ Financial Group Inc.	5,378,298
17,400	Nidec Corp.	1,237,428
460	NTT Data Corp.	2,093,832
15,800	Orix Corp.	4,148,087
2,380	Rakuten Inc.	1,133,234
184,000	Sharp Corp.	3,113,821
62,400	Shin-Etsu Chemical Co., Ltd.	3,619,920
79,000	Terumo Corp.	2,857,417

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Japan - 24.4% (continued)
63,000	Trend Micro Inc.	$2,069,544

	Total Japan	40,672,723

Mexico - 2.6%
1,400,200	Wal-Mart de Mexico SA de CV	4,335,342

Netherlands - 2.1%
39,351	ING Groep NV, CVA	1,596,172
51,950	Royal Dutch Shell PLC, Class A Shares	1,834,698

	Total Netherlands	3,430,870

Norway - 1.6%
159,900	Acergy SA*	2,724,816

Singapore - 0.7%
106,000	DBS Group Holdings Ltd.	1,214,842

Spain - 2.5%
205,000	Indra Sistemas SA	4,107,933

Sweden - 2.5%
90,000	Assa Abloy AB	1,477,802
111,000	Atlas Copco AB, Class A Shares	2,760,850

	Total Sweden	4,238,652

Switzerland - 13.3%
96,000	Mettler-Toledo International Inc.*	5,906,880
6,740	Nestle SA	2,207,166
41,000	Novartis AG	2,327,351
42,000	Roche Holding AG	7,469,547
80,000	UBS AG	4,349,521

	Total Switzerland	22,260,465

United Kingdom - 18.0%
35,000	BOC Group PLC	1,048,210
337,300	BP PLC	4,064,645
514,800	Capita Group PLC	5,027,813
430,000	Cobham PLC	1,335,601
65,000	Rio Tinto PLC	3,357,802
1,069,000	Serco Group PLC	6,580,815
151,700	Smith & Nephew PLC	1,306,571
285,352	Tesco PLC	1,916,578
357,000	Tomkins PLC	1,880,892
1,622,250	Vodafone Group PLC	3,523,362

	Total United Kingdom	30,042,289

United States - 1.2%
101,814	News Corp., Class B Shares	2,048,498

	TOTAL COMMON STOCKS (Cost - $99,275,761)	166,528,812

PREFERRED STOCKS - 0.3%
United Kingdom - 0.3%
1,854,000	Vodafone Airtouch PLC (a) (Cost - $519,574)	519,574

	TOTAL INVESTMENTS - 100.0% (Cost - $99,795,335#)	167,048,386
	Liabilities in Excess of Other Assets - 0.0%	(15,284)

	TOTAL NET ASSETS - 100.0%	$167,033,102

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

Abbreviations used in this schedule:

ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector **
Industrials	20.6%
Information Technology	18.1%
Financials	15.1%
Health Care	13.8%
Energy	8.9%
Materials	7.6%
Consumer Staples	7.0%
Consumer Discretionary	6.5%
Telecommunication Services	2.4%

100.0%

** As a percentage of total investments.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Large Cap Value Portfolio, Legg Mason Partners Variable Large Cap Growth Portfolio, Legg Mason Partners Variable Mid Cap Core Portfolio, Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable International All Cap Growth Portfolio (formerly known as Smith Barney Large Cap Value Portfolio , Smith Barney Large Capitalization Growth Portfolio , Smith Barney Mid Cap Core Portfolio, Smith Barney Aggressive Growth Portfolio and Smith Barney International All Cap Growth Portfolio), respectively (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios III, Inc. (formerly known as Travelers Series Fund Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Funds may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Risk. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Legg Mason Partners Variable Large Cap Value Portfolio	$57,659,541	$(4,144,021)	$53,515,520
Legg Mason Partners Variable Large Cap Growth Portfolio	80,467,915	(14,647,298)	65,820,617
Legg Mason Partners Variable Mid Cap Core Portfolio	12,480,263	(6,904,827)	5,575,436
Legg Mason Partners Variable Aggressive Growth Portfolio	311,105,535	(129,784,053)	181,321,482
Legg Mason Partners Variable International All Cap Growth Portfolio	70,102,442	(2,849,391)	67,253,051

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006